CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash flows from operating activities
Loss for the year	$ (2,243,560)	$ (1,650,745)	$ (664,762)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	185,348	196,694	4,002
Share-based payments	450,912	519,549	1,676
Fair value gain on government loan	(5,062)
Accretion expense on government loan	623
(Gain) loss on derivative instruments	(31,888)	30,349	(65,766)
Interest on lease obligation	21,393	35,419
Changes in non-cash working capital
Advances receivable and prepaid expenses	(172,772)	(13,314)	83,183
Due from related parties	(26,474)		4,518
Employee retention allowance	3,640	8,652	(36,286)
Accounts payable	379,196	35,974	(59,368)
Accrued liabilities	33,082	(41,001)	(57,161)
Net cash used in operating activities	(1,405,562)	(878,423)	(789,964)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired		(97,525)
Acquisition of additional interest in subsidiary	(140,000)
Acquisition of mineral properties			(8,598)
Expenditures on exploration and evaluation assets	(2,796,013)	(227,089)	(258,287)
Net cash used in investing activities	(2,936,013)	(324,614)	(266,885)
Cash flows from financing activities
Proceeds from share issuances, net of issuance costs	5,383,914	136,000	2,012,082
Loans received (repaid)	15,316	(12,767)	(347,712)
Principal repayment of lease obligation	(213,183)	(183,342)
Due to related parties	(665,544)	689,940	23,219
Net cash provided from financing activities	4,520,503	629,831	1,687,589
Effect of foreign exchange on cash balances	0	0	0
Net increase/(decrease) in cash and cash equivalents during the year	178,928	(573,206)	630,740
Cash and cash equivalents, beginning of the year	77,696	650,902	20,162
Cash and cash equivalents, end of the year	$ 256,624	$ 77,696	$ 650,902